EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) £ in Millions, shares in Millions, $ in Millions		3 Months Ended						9 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Jun. 30, 2016	Sep. 30, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)
Investment [Line Items]
Proceeds from sales of investments accounted for using equity method									$ 1,006	$ 1,092	$ 1,656
Investments in joint ventures	$ 8,153	$ 9,567				$ 8,153			9,567	8,153
Equity method investment, additions									1,372	715
Exercise of warrants									1,448	0
Carrying value	8,691	$ 10,194				8,691			$ 10,194	$ 8,691
GGP Inc. (“GGP”)
Investment [Line Items]
Number of shares acquired | shares		68							68
Proportion of ownership interest in associate		34.00%						29.00%	34.00%	29.00%
Equity method investment, additions		$ 1,890
Bargain purchase gain		442
Exercise of warrants		1,448
Carrying value	$ 7,453	8,844				7,453			$ 8,844	$ 7,453
Brookfield Premier Real Estate Partners Pooling LLC
Investment [Line Items]
Proceeds from sales of investments accounted for using equity method										$ 337
Proportion of ownership interest in associate	19.00%								10.00%	19.00%
Number of development properties contributed | property										4
Carrying value	$ 113	122				113			$ 122	$ 113
Principal Place - Commercial, London
Investment [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%					0.00%
Proceeds from sales of investments accounted for using equity method				$ 429	£ 346
Investments in joint ventures	0	230				0			$ 230	$ 0
Ownership percentage sold				50.00%	50.00%
245 Park Avenue, New York
Investment [Line Items]
Proportion of ownership interest in joint venture			51.00%						0.00%
Proceeds from sales of investments accounted for using equity method			$ 680
Investments in joint ventures	706	0				706			$ 0	$ 706
Brookfield Brazil Retail Fundo de Investimento em Participaçõe
Investment [Line Items]
Proportion of ownership interest in joint venture									46.00%	46.00%
Investments in joint ventures	0	339				0			$ 339	$ 0
GGP Inc. (“GGP”)
Investment [Line Items]
Fair value of investments in associates for which there are quoted market prices	6,379	7,570				$ 6,379			$ 7,570	$ 6,379
75 State Street, Boston
Investment [Line Items]
Proportion of ownership interest in joint venture						25.00%			26.00%	26.00%
Investments in joint ventures	$ 90	94				$ 90			$ 94	$ 90
Ownership percentage sold						50.00%
One New York Plaza, New York
Investment [Line Items]
Proportion of ownership interest in joint venture	15.00%								15.00%	15.00%
Investments in joint ventures	$ 116	120				$ 116			$ 120	$ 116
Ownership percentage sold						16.00%
Potsdamer Platz, Berlin
Investment [Line Items]
Proportion of ownership interest in joint venture							25.00%		25.00%	25.00%
Investments in joint ventures	$ 161	$ 205				$ 161			$ 205	$ 161
Ownership percentage sold							50.00%
Warrants | GGP Inc. (“GGP”)
Investment [Line Items]
Derivative assets settled on cashless basis (in shares) | shares		16
Derivative assets settled in full shares settlement basis (in shares) | shares		43
Payment for exercise of warrants		$ 462